DEBT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount of borrowing drawn	$ 60,000	$ 30,000
Transaction cost	2,066	1,033
Prepaid expense	3,303	4,586
Interest payment	(3,436)	0
Interest expense (capitalized to mineral property, plant and equipment)	3,703	0
Secured project financing facility for Las Chispas Project [Member]
Disclosure of detailed information about borrowings [line items]
Maximum amount borrowed for project financing	$ 120,000
Amount of borrowing drawn		$ 30,000
Borrowings, interest rate basis	Amounts borrowed under the facility incur interest at a rate of 6.95% per annum plus the greater of either 3-month LIBOR (or agreed upon equivalent) or 1.5%. Interest is payable quarterly, and the Company has the option to defer interest payments until after the availability period which, subject to the draw-down schedule noted above, is December 31, 2020 to August 31, 2022. During 2021, the Company did not exercise its option to defer interest payments and made interest payments of $3,436.
Percentage of arrangement fees paid	3.00%
Arrangement fees paid	$ 3,600
Transaction cost	900
Prepaid expense	2,700
Additional borrowing costs incurred	531
Additional transaction costs	133
Additional prepaid expenses	398
Interest payment	3,436
Interest expense (capitalized to mineral property, plant and equipment)	3,703
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by August 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	30,000
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by December 31, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	30,000
Secured project financing facility for Las Chispas Project [Member] | Debt drawn by August 31, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Additional amount of borrowing drawn during period	$ 30,000
Secured project financing facility for Las Chispas Project [Member] | Debt prepaid before December 31, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of fees incurred on borrowings	3.00%
Secured project financing facility for Las Chispas Project [Member] | Debt prepaid before December 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of fees incurred on borrowings	1.50%